Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	ReTo Eco-Solutions, Inc.
Entity Central Index Key	0001687277
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the "Form 20-F/A") amends the annual report on Form 20-F of ReTo Eco-Solutions, Inc, ("ReTo") for the fiscal year ended December 31, 2018, originally filed with the U.S. Securities and Exchange Commission ("SEC") on May 14, 2019 (the "Form 20-F"). This Form 20-F/A is being filed to correct the inadvertent error of ReTo's CEO, Mr. Li's beneficial ownership in the share ownership table under Item 6.E, to correct the share ownership percentage in the risk factor captioned "Our employees, officers and/or directors will control a sizeable amount of our common shares, decreasing your influence on shareholder decisions," and to correct the inadvertent omission of Exhibit 4.24 Shareholder Voting Proxy Agreement to the exhibit index under item 8(a). No other changes have been made to the Form 20-F. The Form 20-F, as amended by this Form 20-F/A, speaks as of the original filing date of the Form 20-F, is not intended to reflect events that may have occurred subsequent to the original filing date of the Form 20-F, and is not intended to update in any way the disclosures made in the Form 20-F.
Current Fiscal Year End Date	--12-31
Document Type	20-F/A
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Common Stock, Shares Outstanding	22,760,000